Inventories	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Inventories

16. INVENTORIES

As at December 31,	2020	2019
Product
Refining and Marketing	613	874
Oil Sands	382	570
Conventional	1	1
Parts and Supplies	93	87
	1,089	1,532

During the year ended December 31, 2020, approximately $9,996 million of produced and purchased inventory was recorded as an expense (2019 – $14,285 million; 2018 – $15,664 million).

As at March 31, 2020, the Company recorded $588 million in non-cash inventory write-downs of its crude oil blend, condensate and refined product inventory. Subsequently, $547 million of inventory that was written down at the end of March was sold and the loss was realized. For the year ended December 31, 2020, the Company reversed $39 million of the inventory write-downs related to March product inventory that was still on hand due to improved refined product and crude oil prices. As at December 31, 2020, the Company recorded a $6 million write-down in refined product inventory.

As at December 31, 2019, the Company recorded a $25 million write-down in refined product inventory. The inventory write-down was realized in 2020.